Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Goodwill and Other Intangible Assets, Net [Line Items]
Goodwill and other intangible assets, net

15. Goodwill and other intangible assets, net

The Group has two reportable segments, which include Asset Management and Capital Markets. All of the Group’s goodwill is included within the Asset Management reportable segment. The following table provides a reconciliation of changes in goodwill for the years indicated:

Balance as of January 1, 2024
Goodwill	$8,167
Accumulated impairment loss	(6,968)
1,199
Additions from new business combinations (Note 18)	1,670
Currency translation adjustments	(50)

Balance as of December 31, 2024
Goodwill	9,787
Accumulated impairment loss	(6,968)
2,819
Currency translation adjustments	1

Balance as of December 31, 2025
Goodwill	9,788
Accumulated impairment loss	(6,968)
$2,820

During the years ended December 31, 2025, 2024, and 2023, there was no impairment recognized against goodwill and no measurement period adjustments.

Other intangible assets, net

The Group’s other intangible assets, net consisted of the following:

	As of December 31, 2025
(in thousands, except years)	Weighted Average Remaining Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Other Intangible Assets, Net
Fee Generating Contracts	5.50	$15,400	$(7,839)	$7,561
Software	1.85	5,194	(858)	4,336
		$20,594	$(8,697)	$11,897
	As of December 31, 2024
(in thousands, except years)	Weighted Average Remaining Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Other Intangible Assets, Net
Fee Generating Contracts	6.49	$15,393	$(7,063)	$8,330
Software	2.10	3,421	(638)	2,783
		$18,814	$(7,701)	$11,113

For the years ended December 31, 2025, 2024, and 2023, amortization expense related to intangible assets was $1.9 million, $2.0 million and $2.2 million, respectively.

As of December 31, 2025, the expected future amortization expense for intangible assets was as follows:

Amortization Expense
2026	$2,421
2027	2,227
2028	1,981
2029	1,561
2030	1,336
Thereafter	2,371
Total expected future amortization expense	$11,897